Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

April 21, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Income Trust

(filing relates solely to Western Asset Global High Yield Bond Fund)

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 256 to the registration statement for the Trust (the “Amendment”), relating to Western Asset Global High Yield Bond Fund (the “Fund”) on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on May 1, 2014 for the purpose of making various changes none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

The Trust notes that it received comments from Ms. Valerie Lithotomos of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) regarding Post-Effective Amendment No. 247 to the Trust’s registration statement on Form N-1A relating to the Fund, filed on February 14, 2014. Following is a summary of the comments received from Ms. Lithotomos and the Trust’s responses on behalf of the Fund.

1. Comment: The Staff reminds the Registrant that any amendment to a registration statement filed under Rule 485(a) under the
1933 Act should be accompanied by a marked version of the filing to the Staff.

Response: The Registrant agrees to submit a marked version of any amendment to a registration statement filed under
Rule 485(a) under the 1933 Act to the Staff.

2. Comment: Please confirm that the figures in the Example table only give effect to the contractual fee waiver for one year.

Response: The Registrant confirms that the figures in the Example table only give effect to the contractual fee waiver for one year.

3. Comment: In the sentence describing the Fund’s 80% policy under “Principal investment strategies,” please clarify that the term “assets” means assets plus borrowings.

Response: The Registrant respectfully submits that the term “assets” is defined in the section of the Prospectus entitled “More on the fund’s investment strategies, investments and risks - Percentage and other limitations” to mean net assets plus the amount of any borrowings for investment purposes.

4. Comment: In light of the fact that the Fund has significant authority with respect to investments in derivatives, please confirm that the Fund has considered the standards contained in the letter from Barry D. Miller, Associate Director, Division of Investment Management, SEC to Karrie McMillan, General Counsel, ICI (July 30, 2010) regarding derivatives related disclosure by investment companies.

Response: The Registrant confirms that the disclosure in the Prospectus regarding the Fund’s use of derivatives addresses the considerations noted in the letter from the Division of Investment Management to the Investment Company Institute regarding derivatives-related disclosure by investment companies.

5. Comment: Please confirm that the Fund will use market value, not notional value, for purposes of complying with its 80% test.

Response: The Registrant confirms that derivative instruments that provide economic exposure to assets that are consistent with its name are currently valued at market value, as determined in accordance with the valuation policies adopted by the Board of Trustees of the Registrant, for purposes of measuring compliance with the 80% policy. The Registrant reserves the right to modify its policies relating to the measurement of compliance with the 80% policy in in the future.

6. Comment: In the “Principal risks” section, please clarify the Fund’s strategy relating to credit default swaps (i.e., is the Fund buying, selling or both.) Please also confirm that the Fund will segregate the full notional value if it is selling credit default swaps.

Response: The Registrant confirms that the Fund is permitted to buy and sell credit default swaps and has revised the disclosure under the headings entitled “Principal investment strategies,” “More on the fund’s investment strategies, investments and risks - Derivatives” and “More on the fund’s investment strategies, investments and risks - Derivative risk.” The Registrant confirms that the Fund will segregate the full notional value if it is selling credit default swaps.

7. Comment: Please explain why there is no discussion under “Principal risks” of the longer maturity and greater duration.

Response: The Registrant respectfully submits that a discussion of the impact of rising interest rates on securities of longer maturity and greater duration is contained under the heading entitled “Principal risks - Market and interest rate risk.” This discussion is excerpted below:

The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

8. Comment: Under “Tax information,” as the fund has included additional information relating to tax-advantaged accounts, please clarify that funds in tax-advantaged accounts may be subject to taxation on redemption.

Response: The Registrant has revised the disclosure to remove the reference to tax-advantaged accounts, so that the disclosure more concisely describes the tax treatment of the Fund’s distributions in accordance with the requirements set forth in Item 7 of
Form N-1A.

9. Comment: In the disclosure under the heading “Zero coupon, pay-in-kind and deferred interest securities,” the fourth paragraph states that “the fund would generally have to accrue income on these securities for federal income tax purposes before it receives corresponding cash payments.” If the Fund’s adviser would receive payment for income that the Fund may never receive, please disclose that fact.

Response: The Registrant respectfully submits that while the Prospectus describes the particular tax treatment of zero coupon, pay-in-kind and deferred interest securities, the management fee payable to the Fund’s manager is based upon the daily net asset value of the Fund. Zero coupon, pay-in-kind and deferred interest securities, like other fixed income securities, are typically valued on the basis of future expectations of payment (e.g., expectations of future payments of principal and/or interest) and these expectations are taken into account when determining the market value for such securities. The Registrant has added the following disclosure to further describe how these securities are valued (new language bolded):

Certain zero coupon, pay-in-kind and deferred interest securities are subject to tax rules applicable to debt obligations acquired with “original issue discount.” The fund would generally have to accrue income on these securities for federal income tax purposes before it receives corresponding cash payments. Because the fund intends to make sufficient annual distributions of its taxable income, including accrued non-cash income, in order to maintain its federal income tax status and avoid fund-level income and excise taxes, the fund might be required to liquidate portfolio securities at a disadvantageous time, or borrow cash, to make these distributions. The fund also accrues income on these securities prior to receipt for accounting purposes. To the extent it is deemed collectible, accrued income is taken into account when calculating the value of these securities and the fund’s net asset value per share, in accordance with the fund’s valuation policies.

10. Comment: Please include in the summary portion of the Prospectus the disclosure regarding the meaning of “assets” that appears in the statutory Prospectus under the heading “Percentage and other limitations.”

Response: The Registrant respectfully submits that the term “assets” encompasses all cash, securities and other assets that are held by the Fund, including any assets obtained as a result of borrowing. However, as the Fund does not intend to use borrowing as part of its principal investment strategies, the Registrant is concerned that adding a reference to borrowing in the summary portion of the Prospectus may lead to shareholder confusion.

Additionally, the Trust is furnishing a “Tandy” representation letter as Exhibit A hereto. Please contact the undersigned at
617-951-8029 with any questions or comments relating to the filing.

Sincerely,

/s/ Michelle R. Cirillo
Michelle R. Cirillo

Exhibit A

Legg Mason Partners Income Trust

620 Eighth Avenue

New York, NY 10018

April 21, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Income Trust (the “Trust”) (filing relating to Western Asset Global High Yield Bond Fund (File Nos. 2-96408, 811-4254))

Ladies and Gentlemen:

In connection with review by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) of the Post-Effective Amendment No. 247 filed by Legg Mason Partners Income Trust on February 14, 2014, the Trust acknowledges that, with respect to filings made by the Trust with the Commission and reviewed by the Staff:

(a)	the Trust is responsible for the adequacy and accuracy of the disclosure in the filings;

(b)	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c)	the Trust may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Legg Mason Partners Income Trust

By:	/S/ Rosemary D. Emmens
	Name:	Rosemary D. Emmens
	Title:	Assistant Secretary

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